Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Statements [Line Items]
Amortization of intangible assets	£ 7.9	£ 20.9	£ 15.7	£ 10.5
Impairment of intangible assets	0.0	(1.1)	(14.9)	(12.8)
Capital commitments	6.9	4.0	1.8	0.0
Intangible assets [Member]
Statements [Line Items]
Capital commitments	£ 2.0	5.4	4.1	0.0
Acquisition Intangibles [Member]
Statements [Line Items]
Number of months determining revaluation	12 months
Revaluation decrease, Intangible assets other than goodwill	£ 2.2
Increase (decrease) due to changes in accounting policy [member]
Statements [Line Items]
Monthly impairment charge		0.5
Increase (decrease) due to changes in accounting policy [member] | 2022 to 2026 [member] | Average Annual Reduction [Member]
Statements [Line Items]
Amortization of intangible assets		3.9
Computer software [member]
Statements [Line Items]
Impairment of intangible assets		12.8
Computer software [member] | Amount Included In Software With Remainder Shown As Software Assets Under Construction [member]
Statements [Line Items]
Intangible assets material to entity		£ 31.9
Description of intangible assets material to entity		included within software which is being amortized over a ten year period
Remaining amortisation period of intangible assets material to entity		7 years 4 months 24 days
Computer software [member] | Bottom of range [member]
Statements [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill		3 years
Computer software [member] | Bottom of range [member] | Previously stated [member]
Statements [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill		3 years
Computer software [member] | Top of range [member]
Statements [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill		10 years
Computer software [member] | Top of range [member] | Previously stated [member]
Statements [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill		5 years
Technology-based intangible assets [member]
Statements [Line Items]
Impairment of intangible assets		£ 1.1
Capitalised development expenditure [member]
Statements [Line Items]
Impairment of intangible assets		2.1
Research And Development Expenses [member]
Statements [Line Items]
Amortisation Expense	4.6	8.5	8.2	6.2
Amortization of intangible assets	3.2	6.8	6.0	4.3
Research And Development Expenses [member] | Technology-based intangible assets [member] | Internally generated [member]
Statements [Line Items]
Impairment of intangible assets		1.1
Selling General And Administrative Expenses [member]
Statements [Line Items]
Amortisation Expense	3.3	12.4	7.5	4.3
Amortization of intangible assets	£ 1.2	2.3	£ 2.6	2.2
Impairment of intangible assets				£ 12.8
Selling General And Administrative Expenses [member] | Computer software [member]
Statements [Line Items]
Impairment of intangible assets		2.1
Selling General And Administrative Expenses [member] | Technology-based intangible assets [member] | Internally generated [member]
Statements [Line Items]
Impairment of intangible assets		£ 0.6